UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act File Number: 811-242

                            CDC Nvest Funds Trust II
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               (Exact name of registrant as specified in charter)

           399 Boylston Street, Boston, Massachusetts  02116
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            (Address of principal executive offices) (Zip code)

                           Coleen Downs Dinneen, Esq.
                    IXIS Asset Management Distributors, L.P.
                               399 Boylston Street
                           Boston, Massachusetts 02116
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 449-2810

Date of fiscal year end: September 30, 2004

Date of reporting period: December 31, 2004

ITEM I SCHEDULE OF INVESTMENTS

      LOOMIS SAYLES MASSACHUSETTS TAX FREE INCOME - SCHEDULE OF INVESTMENTS

Investments as of December 31, 2004 (unaudited)

TAX EXEMPT OBLIGATIONS - 97.7% OF TOTAL NET ASSETS

PRINCIPAL
  AMOUNT         DESCRIPTION                                                                             VALUE (a)
---------------------------------------------------------------------------------------------------------------------
                 BROWARD COUNTY, FL, RESOURCE RECOVERY  -  1.3%
  1,000,000      Wheelabrator South Broward,
                 5.000%, 12/01/2007                                                                        1,067,300
                                                                                                       -------------

                 HIGHLANDS COUNTY, FL, HEALTH FACILITIES AUTHORITY  -  1.3%
  1,000,000      Adventis Health System,
                 5.875%, 11/15/2029                                                                        1,081,280
                                                                                                       -------------

                 MARTHA'S VINEYARD, MA  -  1.2%
  1,000,000      Land Bank Revenue,
                 5.000%, 5/01/2032, (AMBAC insured)                                                        1,025,250
                                                                                                       -------------

                 MASSACHUSETTS  -  5.9%
  4,000,000      State Refunding Series A,
                 6.500%, 11/01/2014, (AMBAC insured)                                                       4,929,960
                                                                                                       -------------

                 MASSACHUSETTS BAY TRANSPORTATION AUTHORITY  -  6.9%
  3,000,000      Assessment Series A,
                 5.250%, 7/01/2030                                                                         3,139,500
  2,500,000      Series A,
                 5.000%, 7/01/2032                                                                         2,557,975
                                                                                                       -------------
                                                                                                           5,697,475
                                                                                                       -------------

                 MASSACHUSETTS DEVELOPMENT FINANCE AGENCY  -  15.9%
  2,000,000      Cambridge Street Development Series A,
                 5.125%, 2/01/2034, (MBIA insured)                                                         2,070,040
  1,000,000      Hampshire College,
                 5.625%, 10/01/2024                                                                        1,061,900
  4,000,000      Mount Holyoke College,
                 5.250%, 7/01/2031                                                                         4,203,920
  2,800,000      Refunding Springfield Resource Recovery-A,
                 5.625%, 6/01/2019                                                                         2,948,008
  1,100,000      Visual and Performing Arts,
                 6.000%, 8/01/2021                                                                         1,325,819
  1,500,000      WGBH Educational Foundation Series A,
                 5.375%, 1/01/2042, (AMBAC insured)                                                        1,593,585
                                                                                                       -------------
                                                                                                          13,203,272
                                                                                                       -------------

                 MASSACHUSETTS HEALTH & EDUCATIONAL FACILITIES AUTHORITY  -  31.9%
  1,160,000      Baystate Medical Center Series F,
                 5.700%, 7/01/2027                                                                         1,215,367
  2,000,000      Boston University,
                 5.000%, 10/01/2039                                                                        2,046,320
  2,200,000      Catholic Health East,
                 5.500%, 11/15/2032                                                                        2,251,964
  3,000,000      Harvard Univerity Series N,
                 6.250%, 4/01/2020                                                                         3,780,180
  2,925,000      Nichols College Series C,
                 6.000%, 10/01/2017                                                                        3,057,473
  2,000,000      Partners Healthcare Systems Series B,

                 5.250%, 7/01/2029                                                                         2,059,460
  2,500,000      Partners Healthcare Systems Series C,
                 5.750%, 7/01/2021                                                                         2,771,725
  1,500,000      Tufts University Series I,
                 5.250%, 2/15/2030                                                                         1,572,510
  1,000,000      University of Massachusetts Project Series C,
                 5.250%, 10/01/2031, (MBIA insured)                                                        1,057,190
  2,000,000      University of Massachusetts Series C,
                 5.125%, 10/01/2034, (FGIC insured)                                                        2,075,500
  2,000,000      Wellesley College Series F,
                 5.125%, 7/01/2039                                                                         2,059,260
  1,315,000      Wheaton College Series E,
                 5.000%, 7/01/2017                                                                         1,411,534
  1,030,000      Williams College Series H,
                 5.000%, 7/01/2017                                                                         1,116,633
                                                                                                       -------------
                                                                                                          26,475,116
                                                                                                       -------------

                 MASSACHUSETTS HOUSING FINANCE AGENCY  -  3.2%
    560,000      Single Family Mortgage Series 21,
                 7.125%, 6/01/2025                                                                           560,336
  2,000,000      Single Family Mortgage Series A,
                 4.600%, 12/01/2015                                                                        2,062,500
                                                                                                       -------------
                                                                                                           2,622,836
                                                                                                       -------------

                 MASSACHUSETTS PORT AUTHORITY  -  3.7%
  1,750,000      Delta Air Lines, Inc. Project Series A,
                 5.500%, 1/01/2019, (AMBAC insured)                                                        1,841,088
  1,200,000      Series A,
                 5.000%, 7/01/2033, (MBIA insured)                                                         1,224,960
                                                                                                       -------------
                                                                                                           3,066,048
                                                                                                       -------------

                 MASSACHUSETTS WATER RESOURCES AUTHORITY  -  7.3%
  2,000,000      General Series B,
                 5.125%, 8/01/2027, (MBIA insured)                                                         2,093,440
  3,240,000      Series A,
                 6.500%, 7/15/2019, (FGIC insured)                                                         3,989,930
                                                                                                       -------------
                                                                                                           6,083,370
                                                                                                       -------------

                 MICHIGAN HOSPITAL FINANCE AUTHORITY  -  2.0%
  1,500,000      Oakwood Obligated Group,
                 5.500%, 11/01/2017                                                                        1,624,020
                                                                                                       -------------

                 NEW ENGLAND EDUCATION LOAN MARKETING  -  4.1%
  3,000,000      Student Loan Revenue Bond Sub-Issue H,
                 6.900%, 11/01/2009                                                                        3,377,910
                                                                                                       -------------

                 PUERTO RICO COMMONWEALTH AQUEDUCT & SEWER AUTHORITY  -  4.3%
  3,000,000      Aqueduct & Sewer Authority,
                 6.250%, 7/01/2013                                                                         3,552,960
                                                                                                       -------------

                 PUERTO RICO PUBLIC FINANCE CORPORATION  -  4.0%
  3,000,000      Commonwealth Appropriation Series A,
                 5.750%, 8/01/2027                                                                         3,345,930
                                                                                                       -------------

                 TENNESEE HOUSING DEVELOPMENT AGENCY  -  1.9%
  1,500,000      Series A,
                 5.200%, 7/01/2023                                                                         1,573,935
                                                                                                       -------------

                 UNIVERSITY OF MASSACHUSETTS BUILDING AUTHORITY  -  2.8%
  2,200,000      SR - Series 1,
                 5.250%, 11/01/2028, (AMBAC insured)                                                       2,328,766
                                                                                                       -------------

                 Total Tax Exempt Obligations
                 (Cost $76,431,246)                                                                       81,055,428
                                                                                                       -------------

SHORT TERM INVESTMENT - 0.9%
    774,258      Repurchase Agreement with Investors Bank & Trust Co. dated
                 12/31/2004 at 1.75% to be repurchased at $774,371 on 1/03/2005, collateralized by $760,938 Small Business Administration Bond,
                 5.375% due 7/25/2014 valued at $812,971                                                     774,258
                                                                                                       -------------

                 Total Short Term Investment
                 (Cost $774,258)                                                                             774,258
                                                                                                       -------------
                 Total Investments - 98.6%
                 (Identified Cost $77,205,504) (b)                                                        81,829,686
                 Other assets less liabilities                                                             1,155,810
                                                                                                       -------------
                 Total Net Assets - 100.0%                                                             $  82,985,496
                                                                                                       =============

(a)              Debt securities (other than short-term obligations with a remaining maturity of less than sixty days) are valued on the basis of valuations furnished to the Fund by a pricing service, which has been authorized by the Trustees. The pricing service determines valuations for normal, institutional size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term
                 obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair value as determined in good faith by the Funds' investment adviser, pursuant to procedures approved by the Board of Trustees.

(b)              At December 31, 2004, the net unrealized appreciation on investments based on cost of $77,204,155 for federal income tax purposes was as follows:
                 Aggregate gross unrealized appreciation for all investments in which
                 there is an excess of value over tax cost                                             $   4,780,499
                 Aggregate gross unrealized depreciation for all investments in which
                 there is an excess of tax cost over value                                                  (154,968)
                                                                                                       -------------
                 Net unrealized appreciation                                                           $   4,625,531
                                                                                                       =============

AMBAC            American Municipal Bond Assurance Corp.
FGIC             Financial Guarantee Insurance Company
MBIA             Municipal Bond Investors Assurance Corp.

ITEM 2. CONTROLS AND PROCEDURES.

The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.

ITEM 3. EXHIBITS

(a)(1) Certification for the principal executive officer as required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended (the "Act") filed herewith.

(a)(2) Certification for the principal financial officer as required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended (the "Act") filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                  CDC Nvest Funds Trust II

                                  By: /s/ John T. Hailer
                                      ----------------------------------------

                                  Name:  John T. Hailer
                                  Title: President and Chief Executive Officer
                                  Date:  February 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                  By: /s/ John T. Hailer
                                      ----------------------------------------

                                  Name:  John T. Hailer
                                  Title: President and Chief Executive Officer
                                  Date:  February 18, 2005

                                  By:    /s/ Michael C. Kardok
                                         -------------------------------------
                                  Name:  Michael C. Kardok
                                  Title: Treasurer
                                  Date:  February 18, 2005